BORROWINGS - Trade Finance Credit Line (Details) - Trade Finance Credit Line - USD ($)	Dec. 31, 2021	Dec. 07, 2021	Jul. 19, 2021
Debt Instrument [Line Items]
Line of credit facility, borrowing capacity (up to)		$ 150,000,000.0	$ 30,000,000.0
Line of credit outstanding	$ 0